Derivative Liabilities (Details 2) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 4,194,634	$ 175,853
Adoption of ASU 2017-11 - warrants	(59,397)
Fair value of derivative liabilities for redemption feature of promissory notes payable		3,309,880
Change in fair value of derivative liabilities	54,634	708,901
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)
Ending balance		$ 4,194,634